Equity (Details Textual) - USD ($)			1 Months Ended				5 Months Ended	12 Months Ended
	Aug. 07, 2015	Oct. 07, 2013	Apr. 28, 2016	Mar. 21, 2016	Aug. 20, 2014	Dec. 29, 2011	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 27, 2016	Jul. 29, 2015	Feb. 26, 2015	Jan. 20, 2015
Option Indexed to Issuers Equity [Line Items]
Ordinary shares							17,312,586	17,312,586	17,312,586				12,000	25,000
Subscription receivable									$ 1,492,538
Statutory surplus reserve								10.00%		25.00%
Percentage of reserve								50.00%
Options exercise price	$ 1.64	$ 2.30		$ 1.88				$ 1.75
Options vested								294,133
Compensation expenses								$ 479,233	$ 947,481	$ 357,196
Ping Chen [Member]
Option Indexed to Issuers Equity [Line Items]
Ordinary shares		94,000
Options exercise price					$ 5.31
HLI [Member]
Option Indexed to Issuers Equity [Line Items]
Restricted common shares			11,111,111
Aggregate Value			$ 20,000,000
Purchase price			$ 1.80								$ 1.33
Percentage of premium			35.00%
Lianluo Smart Limited [Member]
Option Indexed to Issuers Equity [Line Items]
Ordinary shares												348,800
Fair value of grant shares										666,208			32,340
Security Purchase Agreement [Member]
Option Indexed to Issuers Equity [Line Items]
Purchase of common shares							$ 20,000,000
Employee Stock Option [Member]
Option Indexed to Issuers Equity [Line Items]
Options exercise price						$ 1.45
Issued aggregate options	349,000			580,867	131,000	450,000
Option expiry date								P10Y